Fresh Start Accounting - Reorganization Adjustments, Additional Paid-In Capital (Details) - USD ($) $ in Millions		2 Months Ended
	Feb. 22, 2022	Feb. 22, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Feb. 23, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reorganization, Chapter 11 [Line Items]
Issuance of Successor common stock		$ 1,495
Successor additional paid-in capital	$ 1,499	1,499	$ 1,454	$ 1,470	$ 1,503	$ 1,499	$ (3,716)	$ (3,825)	$ (3,740)	$ (3,451)	$ (3,140)	$ 1,793	$ 3,035
Additional Paid-in Capital [Member]
Reorganization, Chapter 11 [Line Items]
Issuance of Successor common stock		1,499
Successor additional paid-in capital	1,499	1,499	$ 1,499	$ 1,499	$ 1,499	$ 1,499	$ 3,504	$ 3,504	$ 3,504	$ 3,504	$ 3,504	$ 3,496	$ 3,491
Reorganization, Chapter 11, Plan Effect Adjustment [Member]
Reorganization, Chapter 11 [Line Items]
Successor additional paid-in capital	5,066	5,066
Reorganization, Chapter 11, Plan Effect Adjustment [Member] | Additional Paid-in Capital [Member]
Reorganization, Chapter 11 [Line Items]
Fair value of the conversion option on the Convertible Bond	39
Successor additional paid-in capital	1,499	$ 1,499
Reorganization, Chapter 11, Plan Effect Adjustment [Member] | Holders Of Prepetition Credit Agreement Claims [Member] | Additional Paid-in Capital [Member]
Reorganization, Chapter 11 [Line Items]
Issuance of Successor common stock	1,456
Reorganization, Chapter 11, Plan Effect Adjustment [Member] | Predecessor Equity Holders [Member] | Additional Paid-in Capital [Member]
Reorganization, Chapter 11 [Line Items]
Issuance of Successor common stock	$ 4